Shareholder Report, Holdings (Details)	May 31, 2026
C000256494 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256494 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256494 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256494 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256494 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256494 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256494 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256494 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256494 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256494 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000256494 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256494 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256494 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000256494 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256494 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256494 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256494 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256494 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256494 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256491 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256491 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256491 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256491 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256491 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256491 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256491 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256491 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256491 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256491 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000256491 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256491 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256491 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000256491 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256491 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256491 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256491 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256491 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256491 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256492 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000256492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256492 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256492 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000256492 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256492 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256492 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256492 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256492 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256492 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256493 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000256493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256493 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256493 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000256493 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256493 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256493 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256493 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256493 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256493 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256479 | Vertiv Holdings Co._Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256479 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256479 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256479 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256479 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256479 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256479 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256479 | W.W. Grainger, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256479 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256479 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256479 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000256479 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000256479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000256479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256478 | Vertiv Holdings Co._Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256478 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256478 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256478 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256478 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256478 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256478 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256478 | W.W. Grainger, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256478 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256478 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256478 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000256478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000256478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000256478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256477 | Vertiv Holdings Co._Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256477 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256477 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256477 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256477 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256477 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256477 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256477 | W.W. Grainger, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256477 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256477 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000256477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000256477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000256477 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256476 | Vertiv Holdings Co._Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256476 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256476 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256476 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256476 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256476 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256476 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256476 | W.W. Grainger, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256476 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256476 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000256476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000256476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000256476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%